Accounts Receivable (Details) - Schedule of Outstanding Accounts Receivable and Subsequent Collection - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Outstanding Accounts Receivable and Subsequent Collection [Line Items]
Accounts receivable	$ 28,297,491	$ 76,690,246
Accounts receivable, subsequent collection	$ 22,576,704	$ 76,690,246
Accounts receivable, % of collection	79.80%	100.00%
AR aged less than 6 months [Member]
Schedule of Outstanding Accounts Receivable and Subsequent Collection [Line Items]
Accounts receivable	$ 28,297,491	$ 76,401,424
Accounts receivable, subsequent collection	$ 22,576,704	$ 76,401,424
Accounts receivable, % of collection	79.80%	100.00%
AR aged from 7 to 12 months [Member]
Schedule of Outstanding Accounts Receivable and Subsequent Collection [Line Items]
Accounts receivable		$ 288,822
Accounts receivable, subsequent collection		$ 288,822
Accounts receivable, % of collection		100.00%